27. Share-based payments (Details Narrative) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Jul. 27, 2016 shares	Dec. 31, 2022 R$ / shares	Dec. 31, 2021 R$ / shares	Dec. 31, 2020 R$ / shares	Dec. 31, 2019 BRL (R$) shares R$ / shares	Dec. 31, 2018 BRL (R$) R$ / shares shares	Dec. 31, 2017 BRL (R$) R$ / shares	Dec. 31, 2016 R$ / shares	Dec. 31, 2015 R$ / shares	Dec. 31, 2014 R$ / shares	Dec. 31, 2013 R$ / shares	Dec. 31, 2012 R$ / shares	Dec. 31, 2011 R$ / shares	Dec. 31, 2010 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity share-based payments | R$						R$ 18,572	R$ 12,148
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of stock options exercised | shares					10
Stock option plans expenses | R$					R$ 40,735	7,476	5,413
Restricted Shares Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plans expenses | R$					R$ 5,315	R$ 9,615	R$ 9,028
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Price One					R$ 36.80	R$ 25.10
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member] | Share Based Compensation Vesting Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					20.00%
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member] | Share Based Compensation Vesting Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					50.00%
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member] | Share Based Compensation Vesting Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					30.00%
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member] | Exercise Prices R$ 2.62 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of additional share grant | shares	900,000
Weighted average value at grant date					R$ 1.22	1.21	R$ 1.29
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member] | Exercise Prices R$ 25.40 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date			R$ 11.65	R$ 12.32	12.90
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member] | Exercise Prices R$ 20.18 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date				12.11	12.67	13.26
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member] | Exercise Prices R$ 8.44 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date					R$ 7.72	R$ 7.88	8.12
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member] | Exercise Prices R$ 9.35 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date							3.19	R$ 3.30	R$ 3.61
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member] | Exercise Prices R$ 11.31 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date								7.85	7.89	R$ 8.20
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member] | Exercise Prices R$ 12.76 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date									5.71	6.58	R$ 7.34
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member] | Exercise Prices R$ 12.81 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date										4.56	5.35	R$ 6.04
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member] | Exercise Prices R$ 27.83 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date											15.17	R$ 16.11	R$ 16.92
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member] | Exercise Prices R$ 20.65 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of additional share grant | shares														101,894
Smiles S.A. ("Smiles") [Member] | Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of stock options exercised | shares					10
Balance of obligation for granted additional bonuses | R$					R$ 6,079	R$ 6,899
Number of shares for balance of obligation | shares					120,586	7,450
Share Price One					R$ 39.27	R$ 43.77
Smiles S.A. ("Smiles") [Member] | Stock Option Plan [Member] | Share Based Compensation Vesting Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					20.00%
Smiles S.A. ("Smiles") [Member] | Stock Option Plan [Member] | Share Based Compensation Vesting Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					50.00%
Smiles S.A. ("Smiles") [Member] | Stock Option Plan [Member] | Share Based Compensation Vesting Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					30.00%
Smiles S.A. ("Smiles") [Member] | Stock Option Plan [Member] | Exercise Prices R$ 8.93 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date		R$ 9.77	R$ 9.14	R$ 8.63	R$ 8.17
Smiles S.A. ("Smiles") [Member] | Stock Option Plan [Member] | Exercise Prices R$ 4.90 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date						R$ 5.37	R$ 5.15	4.90	4.63	4.35
Smiles S.A. ("Smiles") [Member] | Stock Option Plan [Member] | Exercise Prices R$ 4.25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date								R$ 3.73	R$ 3.73	R$ 4.20	R$ 4.84